Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE SELECT SECTOR SPDR® TRUST
The Real Estate Select Sector SPDR Fund
Supplement dated March 17, 2023 to the Prospectus and Summary Prospectus, each dated January 31, 2023, as may be supplemented from time to time
Effective after the close of business on March 17, 2023, the third paragraph in “The Fund’s Principal Investment Strategy” section beginning on page 66 of the Prospectus and beginning on page 1 of the Summary Prospectus is deleted and replaced with the paragraph below. These updates are in connection with changes to the Global Industry Classification Standard (GICS) structure, also effective after the close of business on March 17, 2023.
The Index includes companies that have been identified as Real Estate companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: real estate management and development; diversified real estate investment trusts (“REITs”); industrial REITs; hotel and resort REITs; office REITs; health care REITs; residential REITs; retail REITs; and specialized REITs. The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “IRC”). As of March 20, 2023, the Index is composed of 30 stocks.

The Real Estate Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE SELECT SECTOR SPDR® TRUST
The Real Estate Select Sector SPDR Fund
Supplement dated March 17, 2023 to the Prospectus and Summary Prospectus, each dated January 31, 2023, as may be supplemented from time to time
Effective after the close of business on March 17, 2023, the third paragraph in “The Fund’s Principal Investment Strategy” section beginning on page 66 of the Prospectus and beginning on page 1 of the Summary Prospectus is deleted and replaced with the paragraph below. These updates are in connection with changes to the Global Industry Classification Standard (GICS) structure, also effective after the close of business on March 17, 2023.
The Index includes companies that have been identified as Real Estate companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: real estate management and development; diversified real estate investment trusts (“REITs”); industrial REITs; hotel and resort REITs; office REITs; health care REITs; residential REITs; retail REITs; and specialized REITs. The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “IRC”). As of March 20, 2023, the Index is composed of 30 stocks.